Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000003007 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000003007 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000003007 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000003006 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000003006 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003006 | Bank Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000003006 | Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000003006 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003006 | Non-U.S. Sub-Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003006 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%